LEASE INTANGIBLES (Additional Information) (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Lease intangibles, net	$ 1,020,100	$ 2,105,011	$ 2,861,474
Accumulated amortization	4,301,196	5,526,477	6,164,961
Below-market leases, net	267,337	309,932	495,927
Real Estate Assets Held For Sale
Finite-Lived Intangible Assets [Line Items]
Lease intangibles, net	$ 0	2,300,000	2,500,000
Accumulated amortization		$ 1,400,000	$ 1,500,000
Weighted Average
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, remaining amortization period	1 year 10 months 24 days	2 years 7 months 6 days